Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurements [Abstract]
Schedule of Level 3 Fair Value Measurements of the Impaired Trade Name	The following table presents the quantitative information about the Group’s Level 3 fair value measurements of the impaired trade name in 2022, which utilize significant unobservable internally-developed inputs:
	Fair value	Valuation techniques	Unobservable inputs	Inputs
Trade name impairment in 2022	$—	Relief-from-royalty method	Royalty rate	0%
			Discount rate	13.5%
			Revenue growth rate	3%